Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Major Activities for Reportable Segments
	Year ended March 31,
	2021			2022			2023
	Net sales	Intersegment sales	Income (loss) before income tax	Net sales	Intersegment sales	Income (loss) before income tax	Net sales	Intersegment sales	Income (loss) before income tax

Segment:
Injection molded plastic parts	$20,325	$(461)	$6,025	$23,586	$(241)	$4,229	$15,838	$(221)	$(2,421)
Electronic products	45,022	-	3,992	62,635	-	5,233	61,720	-	6,147

Segment total	$65,347	$(461)	$10,017	$86,221	$(241)	$9,462	$77,558	$(221)	$3,726

Reconciliation to consolidated totals:
Sales eliminations	(461)	461	-	(241)	241	-	(221)	221	-
Corporate expenses			$(1,311)			$(1,395)			$(1,412)
Consolidated totals:
Net sales	$64,886	$-		$85,980	$-		$77,337	$-
Income before income taxes			$8,706			$8,067			$2,314

Schedule of Profitability Information for Reportable Segments
	Year ended March 31,
	2021		2022		2023
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$213	$-	$221	$-	$255	$-
Electronic products	22	-	24	-	27	-
Consolidated total	$235	$-	$245	$-	$282	$-

Schedule of Asset Information for Reportable Segments
	Year ended March 31,
	2021			2022			2023
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$73,209	$269	$1,540	$74,373	$783	$1,402	$68,025	$166	$1,279
Electronic products	34,651	282	215	41,038	721	334	42,354	626	430

Consolidated Totals	$107,860	$551	$1,755	$115,411	$1,504	$1,736	$110,379	$792	$1,709

Schedule of Net Sales by Geographical Area
	Year ended March 31,
	2021	2022	2023

Net sales
United States of America	$7,861	$10,460	$12,169
PRC	24,905	34,448	27,740
United Kingdom	3,259	6,736	9,108
Hong Kong	8,138	11,593	6,470
Europe	9,564	13,421	13,290
Canada	4,680	5,503	4,699
Others	6,479	3,819	3,861
Total net sales	$64,886	$85,980	$77,337

Schedule of Segment Indentifiable Assets by Geographical Area
	March 31,
	2022	2023

Hong Kong and Macao	$99	$1
PRC	26,918	26,050
Total long-lived assets	$27,017	$26,051